Personnel expenses	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Personnel expenses

39.	Personnel expenses

a) Breakdown

The breakdown of the “Personnel Expenses” line item is presented below:

Thousand of reais	2023	2022	2021
Wages and salaries	6,640,403	6,311,240	5,905,394
Social security costs	1,654,056	1,431,129	1,153,164
Benefits	1,659,195	1,602,744	1,434,815
Defined benefit pension plans (note 21)	3,867	6,447	6,415
Contributions to defined contribution pension plans	180,926	128,091	152,156
Share-based compensation	163,695	39,876	24,045
Training	61,686	59,832	54,858
Other personnel expenses	450,098	317,636	294,855
Total	10,813,926	9,896,995	9,025,702

b) Stock-based compensation

Banco Santander maintains long-term compensation programs that are contingent upon the market price performance of its shares. These programs are available to members of Banco Santander's Executive Board, as well as to individuals designated by the Board of Directors. Only those members of the Board of Directors who also serve on the Executive Board are eligible to participate in these plans. These amounts are recorded under the line items Other Liabilities (Note 24) and Personnel Expenses (Note 39.a).

b.1) Local and Global Program

				01/01 to 12/31/2023		01/01 to 12/31/2022		01/01 to 12/31/2021
Program	Liquidity Type	Vesting Period	Period of Exercise
		01/2019 to 12/2021	2022 and 2023	R$ -	(3)	R$ 40,403	(3)	R$ 4,216,667	(3)
		01/2020 to 12/2022	2023	R$ -	(2)	R$ 4,002,000	(2)	R$ 3,668,000	(2)
		01/2020 to 12/2022	2023 and 2024	R$ -	(1)	R$ -	(1)	R$ 2,986,667	(1)
		01/2021 to 10/2024	2024	R$ 18,270,000	(1)	R$ 23,490,000	(1)	R$ 13,520,000	(1)
		01/2023 to 12/2026	2026	R$ 750,000	(1)	R$ -	(1)	R$ -	(1)
		01/2021 to 12/2023	2023	R$ -	(4)	R$ 1,500,000	(4)	R$ 1,834,000	(4)
Local	Santander Brasil Bank Shares	07/2019 to 06/2022	2022	R$ -	SANB11	R$ 111,066	SANB11	R$ 111,962	SANB11
		09/2020 to 09/2022	2022	R$ -	SANB11	R$ 304,594	SANB11	R$ 301,583	SANB11
		01/2020 to 09/2023	2023	R$ -	SANB11	R$ 209,278	SANB11	R$ 249,666	SANB11
		01/2021 to 12/2022	2023	R$ -	SANB11	R$ 139,163	SANB11	R$ 177,252	SANB11
		01/2021 to 12/2023	2024	R$ 292,537	SANB11	R$ 343,863	SANB11	R$ 327,065	SANB11
		01/2021 to 01/2024	2024	R$ 217,291	SANB11	R$ 222,178	SANB11	R$ 30,545	SANB11
		01/2022 to 12/2025	2025	R$ 118,363	SANB11	R$ 66,323	SANB11	R$ -	SANB11
		01/2023 to 12/2026	2026	R$ 15,637	SANB11	R$ -	SANB11	R$ -	SANB11
		2023		80,412	SAN (**)	R$ 159,253	SAN (6)	R$ 309,576	SAN (**)
		2023, with limit for options' exercise until 2030		R$ 420,394	Op. Ações SAN (6)	R$ 832,569	Opções ações SAN (6)	R$ 1,618,445	Opções s/ SAN (**)
		02/2024		R$ 117,601	SAN (7)	R$ 124,184	SAN (7)	R$ 135,632	SAN (**)
		02/2024, with a limit for exercising the options until 02/2029		R$ 350,839	Op. Ações SAN (7)	R$ 370,477	Op. Ações SAN (7)	R$ 404,630	Op. Ações SAN (7)
Global	Santander Spain Shares and Options	2025		R$ 95,786	SAN (7)	R$ 150,703	SAN (7)	R$ -	SAN (7)
		2025, with a limit for exercising the options until 2030		R$ 367,827	Op. Ações SAN (7)	R$ 578,713	Op. Ações SAN (7)	R$ -	Op. Ações SAN (7)
		2026		R$ 199,680	SAN (7)	R$ 199,680	SAN (7)	R$ -	SAN (7)
		2026, with a limit for exercising the options until 2033		R$ 537,637	Op. Ações SAN (7)	R$ 537,637	Op. Ações SAN (7)	R$ -	Op. Ações SAN (7)
		2023, with a limit for exercising the options until 2032		R$ 9,095,000	Ações e opções sobre ações PagoNxt (8)	R$ -	Ações e opções sobre ações PagoNxt (8)	R$ -	Ações e opções sobre ações PagoNxt (8)
		12/2023		R$ 106,147	Ações SAM (9)	R$ -	Ações SAM (9)	R$ -	Ações SAM (9)
				R$ 19,020,000	(1)	R$ 28,992,000	(1)	R$ 26,225,334	(1)
Balance of Plans on December 31, 2023				R$ 9,095,000	(8)	R$ -	(8)	R$ -	(8)
				R$ 643,828	SANB11	R$ 1,436,867	SANB11	R$ 1,198,073	SANB11
				R$ 293,799	SAN (6) (7)	R$ 434,140	SAN (6) (7)	R$ 445,208	SAN (6) (7)
				R$ 1,139,060	Opções ações SAN (6) (7)	R$ 1,781,759	Opções ações SAN (6) (7)	R$ 2,023,075	Opções ações SAN (6) (7)
				R$ 106,147	SAM (9)	R$ -	SAM (9)	R$ -	SAM (9)
(*)	Plan target in Brazilian Reais, to be converted into SANB11 shares contingent upon the attainment of the plan’s performance criteria at the conclusion of the vesting period, based on the share price over the last 15 trading sessions of the month immediate

(**)	Target of the plan in SAN shares and options to be settled in cash at the end of the vesting period, contingent upon the achievement of the plan’s performance indicators.

Our long-term programs are divided into Local and Global plans, each with specific performance indicators and a requirement for participants to maintain their employment relationship until the payment date to be eligible for receipt.

The determination of plan payments is based on the achievement percentage of the indicators, applied to the reference value (target), with Local plans being paid in SANB11 units and Global plans in shares and options of the Santander Group (SAN).

Each participant is assigned a reference value in cash, which is converted into SANB11 units or into shares and options of the Santander Group (SAN), usually based on the trading prices of the last 15 sessions of the month immediately preceding the grant of each plan. Upon the completion of the vesting period, the resulting shares are issued with a one-year lock-up, with this payment still subject to the application of Malus/Clawback provisions, which may reduce or cancel the shares to be delivered in instances of non-compliance with internal regulations and exposure to excessive risks.

Impact on Results

The impacts on results are recognized in the Personnel Expenses line item, as detailed below:

			Consolidated
		01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Program	Settlement Type
Local	Santander Actions (Brazil)	17,097	25,506	20,720
Global	Santander Spain shares and stock options	6,380	3,706	3,534

b.2) Stock-Based Variable Compensation

The long-term incentive plan (deferral) sets forth the criteria for the disbursement of future deferred portions of variable compensation, taking into account sustainable financial foundations over the long term. This includes the possibility of applying reductions or cancellations in response to the risks undertaken and the fluctuations in the cost of capital.

The variable compensation plan, which is linked to Banco Santander shares, is divided into 2 programs: (i) Identified Group and (ii) Other Employees. The impacts on results are recognized in the Personnel Expenses line item, as detailed below:

Program	Participant	Liquidity Type	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Collective Identified	Members of the Executive Committee, Statutory Officers and other executives who assume significant and responsible risks of control areas	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)	156,962	8,228	63,658
Unidentified Collective	Management-level employees and employees who are benefited by the Deferral Plan	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)	223,562	76,275	111,995